NOTE PAYABLE (Details) - Related Party Note Payable [Member] - USD ($)		12 Months Ended
	Dec. 15, 2004	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Debt Instrument [Line Items]
Proceeds from related party	$ 1,000,000
Minimum percentage of beneficially owned common stock	10.00%
Interest rate		5.00%
Periodic payment of interest		$ 12,500
Interest expense		$ 50,000	$ 50,000	$ 50,000